Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of:

	December 31,
	2011	2010
Accrued payroll and related employee costs	$69	$93
Accrued volume incentives	17	17
Accrued commissions	14	15
Restructuring accruals	20	36
Deferred income	76	76
Accrued interest	139	112
Relocation services home mortgage obligations	9	16
Other	176	160
	$520	$525